Short-term Borrowings and Current Portion of Long-term Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term Borrowings and Current Portion of Long-term Borrowings
Bank loans	¥ 146,000		¥ 130,000
Other borrowing	29,500		29,500
Current portion of long-term borrowings (Note 15)	15,789
Short-term borrowings and current portion of long-term borrowings	¥ 191,289	$ 29,316	¥ 159,500